Remuneration, etc. - Share-based Variable Remuneration - Post-employment - former directors and executive vice presidents (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements		€ 260,000	€ 20,000
Period provision for pension and similar obligations	€ 84,000	88,000	81,000
Provisions	13,225,000	14,489,000	€ 14,459,000	€ 14,686,000	€ 14,494,000
Former directors of the bank
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	13,800	26,200
Period provision for pension and similar obligations	80	500
Former directors of the bank | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	70,200	81,800
Former executive vice presidents
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	63,000	17,700
Period provision for pension and similar obligations		5,600
Former executive vice presidents | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	179,000	195,800
Former Members of Bank
Remuneration of key personnel
Contribution to insurance policies	500	500
Former Managing Directors
Remuneration of key personnel
Contribution to insurance policies	€ 5,400	€ 5,500